Accounts And Other Payables And Contract Liabilities- Summary of Accounts And Other Payables And Contract Liabilities (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accounts And Other Payables And Contract Liabilities [Line Items]
Employee benefits payables		¥ 3,471,014	¥ 2,766,997	¥ 2,791,276
Contract liabilities from retail credit and enablement service		827,975	2,187,080	3,067,715
Tax payable		359,869	705,753	850,357
Payable to cooperation banks	[1]	831,719	693,887	471,339
Other deposits payable		262,280	240,188	140,757
Payable to external suppliers	[2]	48,074	113,330	194,718
Trust management fee payable	[2]	52,352	25,999	57,976
Cash compensation of Class C ordinary shares restructuring		21,469	21,154	21,205
Unpaid redemption consideration for convertible promissory notes		0	0	3,745,929
Payable to investees		0	0	430,616
Payable for purchased assets		1,319,032	1,458,936	629,566
Others	[3]	298,766	238,338	426,713
Total		¥ 7,492,550	¥ 8,451,662	¥ 12,828,167

[1]	Payable to cooperative banks is related to the restricted cash that is generated from a risk sharing business with banks. Under such business arrangements, the Group provides loan enablement services for loans originated by banks and is paid a variable fee determined based on the performance of underlying loans facilitated by the Group. On a monthly basis, the Group receives fixed service fees from the cooperation banks based on a fixed percentage of loans originated in restricted cash accounts. The service fees will be adjusted based on actual performance of the loans originated under this business upon maturity.
[2]	As of December 31, 2022, 2023 and 2024, the aging of payable to external suppliers and trust management fee payable are all within 1 year.
[3]	Others comprise miscellaneous items including advances from customers and others with immaterial individual balances.